Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	€ 11,062	€ 9,133	€ 6,329
Cost of sales	(6,772)	(5,584)	(4,017)
Gross profit	4,290	3,549	2,312
Selling and distribution expenses	(2,124)	(1,615)	(919)
Administrative expenses	(906)	(1,083)	(634)
Operating profit	1,260	851	759
Finance income	48	31	24
Finance costs	(148)	(154)	(134)
Total finance costs, net	(100)	(123)	(110)
Non-operating items	(1)	(9)	(5)
Profit before taxes	1,159	719	644
Taxes	(471)	(170)	(131)
Profit after taxes	€ 688	€ 549	€ 513
Basic earnings per share (in EUR per share)	€ 1.42	€ 1.45	€ 2.23
Diluted earnings per share (in EUR per share)	€ 1.41	€ 1.42	€ 2.19